Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory consisted of the following:

	December 31, 2014	December 31, 2013

Raw materials	$569,103	$518,855
Finished products	580,689	665,993
Work in process	189,510	202,518
Subtotal	1,339,302	1,387,366
Inventory reserve	—	(43,656)

Total	$1,339,302	$1,343,710